ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 8.2%
	FIXED INCOME - 8.2%
177,700	Invesco Fundamental High Yield Corporate Bond ETF				$ 2,997,799
55,000	iShares Trust iShares 1-5 Year Investment Grade				2,698,300
29,000	SPDR Blackstone Senior Loan ETF				1,198,860
33,200	SPDR Bloomberg High Yield Bond ETF				2,989,660
					9,884,619

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,974,014)				9,884,619

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 22.9%
	CLO — 22.8%
2,000,000	Apidos CLO XV Series 2013-15A DRR(a),(b)	US0003M + 2.700%	6.9430	04/20/31	1,746,762
500,000	Ares XXXIIR CLO Ltd. Series 2014-32RA C(a),(b)	US0003M + 2.900%	5.8050	05/15/30	429,062
2,000,000	Benefit Street Partners Clo XII Ltd. Series 2017-12A C(a),(b)	US0003M + 3.050%	7.1290	10/15/30	1,766,695
2,000,000	BlueMountain Fuji US CLO II Ltd. Series 2017-2A C(a),(b)	US0003M + 3.000%	7.2430	10/20/30	1,745,040
250,000	Carlyle Global Market Strategies CLO 2013-4 Ltd. Series 2013-4A CRR(a),(b)	US0003M + 1.750%	5.8290	01/15/31	231,678
2,000,000	Carlyle US CLO 2018-2 Ltd. Series 2018-2A C(a),(b)	US0003M + 2.900%	6.9790	10/15/31	1,725,926
1,400,000	Cedar Funding IX CLO Ltd. Series 2018-9A D(a),(b)	US0003M + 2.600%	6.8430	04/20/31	1,216,930
1,000,000	Columbia Cent CLO 28 Ltd. Series 2018-28A C(a),(b)	US0003M + 3.420%	6.2830	11/07/30	869,162
1,500,000	Dryden 37 Senior Loan Fund Series 2015-37A ER(a),(b)	US0003M + 5.150%	9.2290	01/15/31	1,206,498
1,600,000	Dryden 55 CLO Ltd. Series 2018-55A D(a),(b)	US0003M + 2.850%	6.9290	04/15/31	1,398,688
1,500,000	Greenwood Park CLO Ltd. Series 2018-1A D(a),(b)	US0003M + 2.500%	6.5790	04/15/31	1,302,557
2,000,000	Mountain View CLO IX Ltd. Series 2015-9A CR(a),(b)	US0003M + 3.120%	7.1990	07/15/31	1,600,000
1,000,000	Oaktree CLO 2019-1 Ltd. Series 2019-1A D(a),(b)	US0003M + 3.800%	8.1250	04/22/30	853,390
2,000,000	Octagon Investment Partners 18-R Ltd. Series 2018-18A D(a),(b)	US0003M + 5.510%	9.5890	04/16/31	1,562,182
2,150,000	OZLM XXIV Ltd. Series 2019-24A C2(a),(b)	US0003M + 4.260%	8.5030	07/20/32	1,791,635
1,500,000	Rockford Tower CLO 2017-1 Ltd. Series 2017-1A DR2B(a),(b)	US0003M + 4.980%	9.2230	04/20/34	1,358,829
1,750,000	Shackleton 2014-V-R CLO Ltd. Series 2014-5RA D(a),(b)	US0003M + 3.150%	6.0130	05/07/31	1,526,179
1,000,000	Sound Point CLO VIII-R, Ltd. Series 2015-1RA E(a),(b)	US0003M + 6.600%	10.6790	04/15/30	648,082
2,025,000	Steele Creek CLO 2014-1 Ltd. Series 2014-1RA D(a),(b)	US0003M + 2.800%	7.0780	04/21/31	1,675,688
2,000,000	Venture XV CLO Ltd. Series 2013-15A DR2(a),(b)	US0003M + 3.920%	7.9990	07/15/32	1,713,136
1,000,000	Zais Matrix CDO I Series 2022-18A D1(a),(b)	TSFR3M + 4.670%	8.7300	01/25/35	878,961
					27,247,080

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 22.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
55,846	Alternative Loan Trust 2007-J1 Series 2007-J1 3A2(c)	3.9030	11/25/36	$ 50,001
2,600,519	BCAP, LLC Trust 2007-AA2 Series 2007-AA2 21IO(b),(d)	0.4140	04/25/37	29,307
6,090,046	Vendee Mortgage Trust 2011-2 Series 2011-2 IO(b),(d)	0.3570	10/15/41	68,655
				147,963
	TOTAL ASSET BACKED SECURITIES (Cost $32,009,084)			27,395,043

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.7%
268,781	Fannie Mae Interest Strip Series 291 2(d)	8.0000	11/25/27	29,401
160,099	Fannie Mae Interest Strip Series 321 2(d)	6.5000	04/25/32	27,332
100,271	Fannie Mae Interest Strip Series 343 6(d)	5.0000	10/25/33	13,032
116,242	Fannie Mae Interest Strip Series 346 2(d)	5.5000	12/25/33	22,429
73,848	Fannie Mae Interest Strip Series 355 12(b),(d)	6.0000	07/25/34	11,814
403,941	Fannie Mae Interest Strip Series 364 2(d)	4.5000	09/25/35	72,282
177,834	Fannie Mae Interest Strip Series 356 24(b),(d)	6.5000	09/25/35	31,668
143,088	Fannie Mae Interest Strip Series 368 27(b),(d)	6.5000	11/25/35	22,381
614,932	Fannie Mae Interest Strip Series 365 4(d)	5.0000	04/25/36	108,928
179,756	Fannie Mae Interest Strip Series 384 28(b),(d)	6.0000	05/25/36	35,833
94,962	Fannie Mae Interest Strip Series 370 2(d)	6.0000	06/25/36	25,181
889,050	Fannie Mae Interest Strip Series 378 4(d)	5.0000	07/25/36	185,497
644,920	Fannie Mae Interest Strip Series 371 2(d)	6.5000	07/25/36	154,026
159,941	Fannie Mae Interest Strip Series 377 2(d)	5.0000	10/25/36	31,185
1,841,149	Fannie Mae Interest Strip Series 395 7(d)	5.5000	11/25/36	381,349
96,592	Fannie Mae Interest Strip Series 383 20(d)	5.5000	07/25/37	17,643
152,389	Fannie Mae Interest Strip Series 386 7(d)	6.0000	01/25/38	30,710
564,300	Fannie Mae Interest Strip Series 407 40(d)	6.0000	01/25/38	118,499
125,853	Fannie Mae Interest Strip Series 386 9(d)	6.0000	02/25/38	26,151
931,144	Fannie Mae Interest Strip Series 398 C9(d)	6.0000	05/25/39	307,593
277,010	Fannie Mae Interest Strip Series 396 2(d)	4.5000	06/25/39	41,694
411,093	Fannie Mae Interest Strip Series 399 2(d)	5.5000	11/25/39	93,435
1,176,029	Fannie Mae Interest Strip Series 408 C4(d)	5.5000	11/25/40	238,001
413,343	Fannie Mae Interest Strip Series 409 C18(d)	4.0000	04/25/42	70,859

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.7% (Continued)
96,427	Fannie Mae REMICS Series 2001-32 SA(b),(d)	US0001M + 7.950%	4.3640	07/25/31	$ 4,828
550,084	Fannie Mae REMICS Series 2003-7 SN(b),(d)	US0001M + 7.750%	4.1640	02/25/33	61,671
157,600	Fannie Mae REMICS Series 2003-43 IY(d)		6.0000	05/25/33	22,837
256,768	Fannie Mae REMICS Series 2004-62 TP(b),(d)	US0001M + 38.500%	5.5000	07/25/33	44,106
326,852	Fannie Mae REMICS Series 2004-70 XJ(b),(d)		5.0000	10/25/34	58,103
237,420	Fannie Mae REMICS Series 2004-91 DS(b),(d)	US0001M + 6.650%	3.0640	12/25/34	16,881
81,193	Fannie Mae REMICS Series 2005-87 SE(b),(d)	US0001M + 6.050%	2.4640	10/25/35	4,764
144,451	Fannie Mae REMICS Series 2005-89 S(b),(d)	US0001M + 6.700%	3.1140	10/25/35	10,435
202,807	Fannie Mae REMICS Series 2007-28 LS(b),(d)	US0001M + 6.625%	3.0390	01/25/36	16,414
59,709	Fannie Mae REMICS Series 2006-8 HL(b),(d)	US0001M + 6.700%	3.1140	03/25/36	4,664
24,854	Fannie Mae REMICS Series 2006-8 WN(b),(d)	US0001M + 6.700%	3.1140	03/25/36	2,287
1,603,762	Fannie Mae REMICS Series 2007-18 BF(b),(d)	US0001M + 0.380%	3.9660	04/25/36	311,719
1,682,274	Fannie Mae REMICS Series 2007-28 CF(b),(d)	US0001M + 0.390%	3.9760	07/25/36	275,353
149,311	Fannie Mae REMICS Series 2006-101 SA(b),(d)	US0001M + 6.580%	2.9940	10/25/36	12,751
122,678	Fannie Mae REMICS Series 2006-116 S(b),(d)	US0001M + 6.600%	3.0140	12/25/36	10,189
57,601	Fannie Mae REMICS Series 2006-125 SM(b),(d)	US0001M + 7.200%	3.6140	01/25/37	5,070
243,757	Fannie Mae REMICS Series 2007-36 SN(b),(d)	US0001M + 6.770%	3.1840	04/25/37	24,681
918,269	Fannie Mae REMICS Series 2007-55 S(b),(d)	US0001M + 6.760%	3.1740	06/25/37	70,113
100,036	Fannie Mae REMICS Series 2007-72 EK(b),(d)	US0001M + 6.400%	2.8140	07/25/37	8,613
125,667	Fannie Mae REMICS Series 2007-66 AS(b),(d)	US0001M + 6.600%	3.0140	07/25/37	9,007
785,480	Fannie Mae REMICS Series 2007-88 MI(b),(d)	US0001M + 6.520%	2.9340	09/25/37	68,928
114,600	Fannie Mae REMICS Series 2007-106 SN(b),(d)	US0001M + 6.410%	2.8240	11/25/37	9,283
220,771	Fannie Mae REMICS Series 2007-109 DI(b),(d)	US0001M + 6.400%	2.8140	12/25/37	19,810
317,490	Fannie Mae REMICS Series 2007-117 SM(b),(d)	US0001M + 6.300%	2.7140	01/25/38	23,039
5,935,126	Fannie Mae REMICS Series 2010-89 AI(b),(d)	US0001M + 6.450%	0.1500	02/25/38	22,585
57,692	Fannie Mae REMICS Series 2008-24 SP(b)	US0001M + 23.283%	10.1360	02/25/38	56,612
2,068,593	Fannie Mae REMICS Series 2008-58 SE(b),(d)	US0001M + 6.000%	2.4140	07/25/38	152,878
386,990	Fannie Mae REMICS Series 2009-66 SH(b),(d)	US0001M + 6.050%	2.4640	09/25/39	23,328
401,090	Fannie Mae REMICS Series 2009-106 AI(d)		6.0000	11/25/39	42,161
115,469	Fannie Mae REMICS Series 2009-112 ST(b),(d)	US0001M + 6.250%	2.6640	01/25/40	9,028
113,743	Fannie Mae REMICS Series 2010-126 UI(d)		5.5000	10/25/40	19,291
330,144	Fannie Mae REMICS Series 2010-130 HI(d)		6.0000	11/25/40	71,905
420,418	Fannie Mae REMICS Series 2010-139 SA(b),(d)	US0001M + 6.030%	2.4440	12/25/40	31,107

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.7% (Continued)
80,397	Fannie Mae REMICS Series 2011-11 PI(d)		4.0000	03/25/41	$ 10,937
303,450	Fannie Mae REMICS Series 2017-87 KI(d)		5.0000	06/25/41	46,207
485,703	Fannie Mae REMICS Series 2011-96 SA(b),(d)	US0001M + 6.550%	2.9640	10/25/41	31,007
2,926,221	Fannie Mae REMICS Series 2012-30 CI(d)		5.0000	10/25/41	397,226
1,757,176	Fannie Mae REMICS Series 2011-122 DS(b),(d)	US0001M + 6.520%	2.9340	12/25/41	184,869
1,100,253	Fannie Mae REMICS Series 2012-68 NS(b),(d)	US0001M + 6.700%	3.1140	03/25/42	55,075
1,030,348	Fannie Mae REMICS Series 2012-89 SA(b),(d)	US0001M + 5.550%	1.9640	08/25/42	48,392
1,587,688	Fannie Mae REMICS Series 2012-103 TI(d)		5.0000	09/25/42	304,509
109,743	Fannie Mae REMICS Series 2014-68 IB(d)		4.5000	02/25/43	12,796
1,698,816	Fannie Mae REMICS Series 2013-6 LI(d)		4.5000	02/25/43	306,928
309,031	Fannie Mae REMICS Series 2013-103 JS(b),(d)	US0001M + 6.000%	2.4140	10/25/43	23,899
421,534	Fannie Mae REMICS Series 2014-38 QI(d)		5.5000	12/25/43	85,183
1,327,163	Fannie Mae REMICS Series 2014-87 MS(b),(d)	US0001M + 6.250%	2.6640	01/25/45	110,658
289,508	Fannie Mae REMICS Series 2015-33 OI(d)		5.0000	06/25/45	40,427
502,930	Fannie Mae REMICS Series 2016-39 LS(b),(d)	US0001M + 6.000%	2.4140	07/25/46	56,524
1,723,118	Fannie Mae REMICS Series 2017-97 SW(b),(d)	US0001M + 6.200%	2.6140	12/25/47	166,537
1,116,594	Fannie Mae REMICS Series 2017-108 SA(b),(d)	US0001M + 6.150%	2.5640	01/25/48	102,670
3,557,107	Fannie Mae REMICS Series 2018-54 SA(b),(d)	US0001M + 6.250%	2.6640	08/25/48	284,735
599,728	Fannie Mae REMICS Series 2018-58 IO(d)		5.5000	08/25/48	120,892
134,262	Fannie Mae REMICS Series 2018-74 MI(d)		4.5000	10/25/48	27,072
466,031	Fannie Mae REMICS Series 2019-41 SB(b),(d)	US0001M + 6.050%	2.4640	08/25/49	45,046
1,224,333	Fannie Mae REMICS Series 2020-10 S(b),(d)	US0001M + 6.050%	2.4640	05/25/59	92,716
115,791	Freddie Mac REMICS Series 2367 SG(b),(d)	US0001M + 7.880%	4.4680	06/15/31	11,360
1,320,719	Freddie Mac REMICS Series 5112 IB(d)		6.5000	05/15/32	191,873
93,665	Freddie Mac REMICS Series 2444 TI(b),(d)		6.5000	05/15/32	13,083
277,315	Freddie Mac REMICS Series 2463 SB(b),(d)	US0001M + 8.000%	4.5880	06/15/32	20,911
46,706	Freddie Mac REMICS Series 2524 SX(b),(d)	US0001M + 7.900%	4.4880	11/15/32	4,579
57,303	Freddie Mac REMICS Series 2616 SC(b),(d)	US0001M + 8.000%	4.5880	12/15/32	4,372
264,093	Freddie Mac REMICS Series 2581 IL(d)		5.5000	03/15/33	40,125
644,597	Freddie Mac REMICS Series 2802 SI(b),(d)	US0001M + 6.000%	2.5880	05/15/34	33,701
304,689	Freddie Mac REMICS Series 2980 SL(b),(d)	US0001M + 6.700%	3.2880	11/15/34	25,467
359,445	Freddie Mac REMICS Series 2950 SN(b),(d)	US0001M + 6.050%	2.6380	03/15/35	18,689
950,131	Freddie Mac REMICS Series 3055 MS(b),(d)	US0001M + 6.600%	3.1880	10/15/35	80,372
61,758	Freddie Mac REMICS Series 3117 JS(b),(d)	US0001M + 6.700%	3.2880	02/15/36	5,234

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.7% (Continued)
261,582	Freddie Mac REMICS Series 3149 SM(b),(d)	US0001M + 6.650%	3.2380	05/15/36	$ 18,315
117,849	Freddie Mac REMICS Series 3239 SI(b),(d)	US0001M + 6.650%	3.2380	11/15/36	10,207
233,160	Freddie Mac REMICS Series 3303 SG(b),(d)	US0001M + 6.100%	2.6880	04/15/37	12,462
229,298	Freddie Mac REMICS Series 3355 BI(b),(d)	US0001M + 6.050%	2.6380	08/15/37	14,420
235,556	Freddie Mac REMICS Series 3368 AI(b),(d)	US0001M + 6.030%	2.6180	09/15/37	15,617
210,902	Freddie Mac REMICS Series 4340 TI(d)		5.5000	07/15/39	18,677
168,046	Freddie Mac REMICS Series 3572 VS(b),(d)	US0001M + 6.730%	3.3180	09/15/39	16,016
274,701	Freddie Mac REMICS Series 4451 DI(d)		3.5000	10/15/39	22,116
2,600,233	Freddie Mac REMICS Series 3652 CS(b),(d)	US0001M + 6.550%	3.1380	03/15/40	272,029
182,504	Freddie Mac REMICS Series 3758 S(b),(d)	US0001M + 6.030%	2.6180	11/15/40	12,713
989,624	Freddie Mac REMICS Series 3935 SH(b),(d)	US0001M + 6.600%	3.1880	12/15/40	32,712
102,250	Freddie Mac REMICS Series 4139 PO(e)		–	08/15/42	61,728
159,434	Freddie Mac REMICS Series 4091 TS(b),(d)	US0001M + 6.550%	3.1380	08/15/42	16,215
450,161	Freddie Mac REMICS Series 4471 JI(d)		4.5000	09/15/43	87,576
1,449,499	Freddie Mac REMICS Series 4995 KI(d)		5.5000	12/25/43	285,281
192,032	Freddie Mac REMICS Series 4456 IA(d)		4.0000	03/15/45	31,481
10,352,675	Freddie Mac REMICS Series 4583 TI(b),(d)	US0001M + 6.100%	0.1000	05/15/46	35,350
261,487	Freddie Mac REMICS Series 4583 ST(b),(d)	US0001M + 6.000%	2.5880	05/15/46	26,557
442,583	Freddie Mac REMICS Series 4618 SA(b),(d)	US0001M + 6.000%	2.5880	09/15/46	48,884
830,328	Freddie Mac REMICS Series 5007 SK(b),(d)	US0001M + 6.100%	2.5140	08/25/50	96,413
594,507	Freddie Mac REMICS Series 5136 IJ(d)		2.5000	02/25/51	75,912
1,136,291	Freddie Mac REMICS Series 5086 HI(d)		4.5000	03/25/51	229,794
1,179,345	Freddie Mac REMICS Series 5103 IH(d)		4.0000	05/25/51	220,391
1,185,384	Freddie Mac REMICS Series 5174 NI(d)		3.5000	12/25/51	213,040
246,983	Freddie Mac REMICS Series 4291 MS(b),(d)	US0001M + 5.900%	2.4880	01/15/54	18,068
227,400	Freddie Mac Strips Series 186 IO(d)		8.0000	08/01/27	29,271
136,482	Freddie Mac Strips Series 221 IO(d)		7.0000	03/15/32	26,567
4,428,085	Freddie Mac Strips Series 324 C17(d)		3.5000	12/15/33	529,983
209,424	Freddie Mac Strips Series 233 5(d)		4.5000	09/15/35	28,856
302,668	Freddie Mac Strips Series 238 8(d)		5.0000	04/15/36	50,750
344,550	Freddie Mac Strips Series 240 IO(d)		5.5000	07/15/36	74,104
56,575	Freddie Mac Strips Series 239 IO(d)		6.0000	08/15/36	10,306
512,582	Freddie Mac Strips Series 247 24(d)		5.0000	09/15/36	94,478
839,281	Freddie Mac Strips Series 244 IO(d)		5.5000	12/15/36	145,511

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.7% (Continued)
170,386	Freddie Mac Strips Series 261 IO(d)		4.5000	05/15/40	$ 28,106
384,217	Freddie Mac Strips Series 303 105(b),(d)		4.0000	01/15/43	60,776
1,361,798	Freddie Mac Strips Series 324 C24(d)		5.0000	12/15/43	262,632
801,160	Freddie Mac Strips Series 365 121(b),(d)		4.0000	10/15/47	130,275
701,757	Freddie Mac Strips Series 365 C10(d)		3.5000	06/15/49	156,069
1,120,052	Freddie Mac Strips Series 367 116(b),(d)		3.5000	06/15/50	183,188
711,991	Government National Mortgage Association Series 2021-78 QI(d)		5.0000	05/20/34	103,906
452,914	Government National Mortgage Association Series 2004-46 S(b),(d)	US0001M + 7.100%	3.6110	06/20/34	34,370
27,819	Government National Mortgage Association Series 2004-106 HW(b)	US0001M + 27.500%	10.4390	12/16/34	24,451
152,024	Government National Mortgage Association Series 2007-40 SW(b),(d)	US0001M + 4.180%	0.6910	07/20/37	903
171,875	Government National Mortgage Association Series 2008-2 SM(b),(d)	US0001M + 6.500%	3.0880	01/16/38	12,700
96,495	Government National Mortgage Association Series 2008-6 SD(b),(d)	US0001M + 6.460%	2.9710	02/20/38	1,052
1,210,751	Government National Mortgage Association Series 2008-15 CI(b),(d)	US0001M + 6.490%	3.0010	02/20/38	55,868
143,988	Government National Mortgage Association Series 2008-27 SI(b),(d)	US0001M + 6.470%	2.9810	03/20/38	5,208
120,078	Government National Mortgage Association Series 2008-36 SB(b),(d)	US0001M + 6.270%	2.7810	04/20/38	174
177,511	Government National Mortgage Association Series 2008-51 SE(b),(d)	US0001M + 6.250%	2.8380	06/16/38	10,686
146,533	Government National Mortgage Association Series 2008-51 SC(b),(d)	US0001M + 6.250%	2.7610	06/20/38	8,574
72,499	Government National Mortgage Association Series 2008-95 DS(b),(d)	US0001M + 7.300%	3.8110	12/20/38	3,649
125,913	Government National Mortgage Association Series 2009-43 SA(b),(d)	US0001M + 5.950%	2.4610	06/20/39	4,836
166,196	Government National Mortgage Association Series 2010-19 SD(b),(d)	US0001M + 6.550%	3.1380	07/16/39	3,032
431,411	Government National Mortgage Association Series 2013-170 ID(b),(d)		3.4340	02/20/40	46,315
83,156	Government National Mortgage Association Series 2010-113 BS(b),(d)	US0001M + 6.000%	2.5110	09/20/40	7,349
1,312,662	Government National Mortgage Association Series 2010-133 SB(b),(d)	US0001M + 6.020%	2.6080	10/16/40	107,023
145,240	Government National Mortgage Association Series 2010-152 SA(b),(d)	US0001M + 6.050%	2.6380	11/16/40	12,328
539,536	Government National Mortgage Association Series 2012-77 DI(d)		4.0000	01/20/41	44,249
171,529	Government National Mortgage Association Series 2012-69 QI(d)		4.0000	03/16/41	23,101
416,209	Government National Mortgage Association Series 2011-148 SN(b),(d)	US0001M + 6.690%	3.2780	11/16/41	42,860
1,248,150	Government National Mortgage Association Series 2013-4 ID(d)		5.5000	05/16/42	264,873
1,024,587	Government National Mortgage Association Series 2012-126 IO(d)		3.5000	10/20/42	157,311
139,272	Government National Mortgage Association Series 2013-5 BI(d)		3.5000	01/20/43	25,208
321,273	Government National Mortgage Association Series 2013-53 OI(d)		3.5000	04/20/43	34,084
1,411,980	Government National Mortgage Association Series 2015-179 BI(d)		4.0000	08/20/43	136,113
103,304	Government National Mortgage Association Series 2013-181 SA(b),(d)	US0001M + 6.100%	2.6110	11/20/43	9,947
221,668	Government National Mortgage Association Series 2014-58 SA(b),(d)	US0001M + 6.100%	2.6110	04/20/44	25,993

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.7% (Continued)
410,287	Government National Mortgage Association Series 2014-91 SB(b),(d)	US0001M + 5.600%	2.1880	06/16/44	$ 30,657
105,845	Government National Mortgage Association Series 2016-81 IM(d)		4.0000	10/20/44	10,182
1,652,298	Government National Mortgage Association Series 2014-146 EI(d)		5.0000	10/20/44	326,820
1,558,491	Government National Mortgage Association Series 2017-56 IE(d)		4.0000	11/20/44	166,406
622,496	Government National Mortgage Association Series 2019-22 SA(b),(d)	US0001M + 5.600%	2.1110	02/20/45	57,420
385,947	Government National Mortgage Association Series 2015-36 MI(d)		5.5000	03/20/45	78,399
539,773	Government National Mortgage Association Series 2015-64 SG(b),(d)	US0001M + 5.600%	2.1110	05/20/45	36,187
97,627	Government National Mortgage Association Series 2016-27 IA(d)		4.0000	06/20/45	12,640
383,808	Government National Mortgage Association Series 2017-99 DI(d)		4.0000	07/20/45	33,927
629,029	Government National Mortgage Association Series 2015-144 SA(b),(d)	US0001M + 6.200%	2.7110	10/20/45	66,845
366,303	Government National Mortgage Association Series 2016-84 IG(d)		4.5000	11/16/45	76,459
539,439	Government National Mortgage Association Series 2016-4 SM(b),(d)	US0001M + 5.650%	2.1610	01/20/46	40,636
213,709	Government National Mortgage Association Series 2016-9 SA(b),(d)	US0001M + 6.100%	2.6110	01/20/46	17,560
1,092,123	Government National Mortgage Association Series 2016-121 JS(b),(d)	US0001M + 6.100%	2.6110	09/20/46	88,466
221,499	Government National Mortgage Association Series 2016-145 UI(d)		3.5000	10/20/46	40,642
228,382	Government National Mortgage Association Series 2017-68 CI(d)		5.5000	05/16/47	42,860
351,453	Government National Mortgage Association Series 2018-8 IO(d)		4.0000	01/20/48	68,368
22,736,942	Government National Mortgage Association Series 2020-86 TK(b),(d)	US0001M + 6.200%	0.1500	08/20/48	123,846
227,476	Government National Mortgage Association Series 2018-120 JI(d)		5.5000	09/20/48	34,530
345,163	Government National Mortgage Association Series 2018-154 IT(d)		5.5000	10/20/48	66,211
541,826	Government National Mortgage Association Series 2019-6 SA(b),(d)	US0001M + 6.050%	2.5610	01/20/49	45,190
1,663,011	Government National Mortgage Association Series 2020-47 MI(d)		3.5000	04/20/50	271,535
787,092	Government National Mortgage Association Series 2020-167 NS(b),(d)	US0001M + 6.300%	2.8110	11/20/50	80,494
1,811,166	Government National Mortgage Association Series 2021-131 IN(d)		2.5000	07/20/51	203,040
2,508,358	Government National Mortgage Association Series 2022-10 ID(d)		3.0000	08/20/51	314,177
3,103,270	Government National Mortgage Association Series 2019-H16 CI(b),(d)		3.0140	10/20/69	188,192
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,674,130)				14,056,133

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 48.7%
	AEROSPACE & DEFENSE — 0.7%
500,000	Boeing Company (The)		1.9500	02/01/24	476,871

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 48.7% (Continued)
	AEROSPACE & DEFENSE — 0.7% (Continued)
375,000	Howmet Aerospace, Inc.		5.1250	10/01/24	$ 371,541
					848,412
	ASSET MANAGEMENT — 2.2%
1,480,000	FS KKR Capital Corporation		4.1250	02/01/25	1,384,278
1,250,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation		4.7500	09/15/24	1,218,138
					2,602,416
	AUTOMOTIVE — 5.5%
500,000	Fiat Chrysler Automobiles N.V.		5.2500	04/15/23	498,820
350,000	Ford Motor Credit Company, LLC		3.3500	11/01/22	350,000
1,325,000	Ford Motor Credit Company, LLC		3.3700	11/17/23	1,282,035
850,000	Ford Motor Credit Company, LLC		3.8100	01/09/24	821,923
175,000	Ford Motor Credit Company, LLC		5.5840	03/18/24	173,095
764,000	Ford Motor Credit Company, LLC		3.6640	09/08/24	726,927
777,000	Ford Motor Credit Company, LLC		4.6870	06/09/25	740,117
500,000	Ford Motor Credit Company, LLC		5.1250	06/16/25	484,595
1,083,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	984,474
372,000	Harley-Davidson Financial Services, Inc.(a)		3.3500	02/15/23	369,827
					6,431,813
	BANKING — 9.0%
446,000	Bank of America Corporation(b)	US0003M + 0.790%	3.0040	12/20/23	444,400
485,000	Bank of Ireland Group plc(a)		4.5000	11/25/23	475,658
1,002,000	BNP Paribas S.A.(a)		4.3750	09/28/25	932,254
400,000	BPCE S.A.(a)		5.7000	10/22/23	391,715
850,000	BPCE S.A.(a)		5.1500	07/21/24	819,754
628,000	Citigroup, Inc.(b)	US0003M + 4.068%	5.9500	07/30/2167	624,860
630,000	Danske Bank A/S(a)		3.8750	09/12/23	616,968
400,000	Deutsche Bank A.G.(b)	SOFRRATE + 2.159%	2.2220	09/18/24	379,010
1,000,000	First Citizens BancShares, Inc.(a),(b)	US0003M + 3.972%	7.2650	06/15/2170	993,750
1,463,000	First Horizon National Corporation		3.5500	05/26/23	1,447,441
500,000	JPMorgan Chase & Company(b)	US0003M + 0.730%	3.5590	04/23/24	495,189
750,000	Natwest Group plc		3.8750	09/12/23	738,588
140,000	Societe Generale S.A.(a)		5.0000	01/17/24	136,095
800,000	Societe Generale S.A.(a)		4.2500	04/14/25	741,560

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 48.7% (Continued)
	BANKING — 9.0% (Continued)
381,000	Sumitomo Mitsui Financial Group, Inc.(a)		4.4360	04/02/24	$ 372,887
500,000	Swedbank A.B.(a)		0.6000	09/25/23	478,629
624,000	Wells Fargo & Co 1.654% 06/2/2024 Class MTN(b)	SOFRRATE + 1.600%	1.6540	06/02/24	609,617
					10,698,375
	BIOTECH & PHARMA — 2.2%
1,663,000	Teva Pharmaceutical Finance Netherlands III BV		2.8000	07/21/23	1,619,122
750,000	Teva Pharmaceutical Finance Netherlands III BV		6.0000	04/15/24	743,561
300,000	Teva Pharmaceutical Finance Netherlands III BV		6.0000	04/15/24	297,425
					2,660,108
	CHEMICALS — 0.2%
200,000	Air Liquide Finance S.A.(a)		2.2500	09/27/23	194,817

	COMMERCIAL SUPPORT SERVICES — 2.1%
2,595,000	Aramark Services, Inc.(a)		6.3750	05/01/25	2,573,955

	CONTAINERS & PACKAGING — 1.2%
350,000	Ball Corporation		4.0000	11/15/23	343,831
1,117,000	Graphic Packaging International, LLC		4.8750	11/15/22	1,114,475
					1,458,306
	DIVERSIFIED INDUSTRIALS — 0.6%
750,000	General Electric Company Series D(b)	US0003M + 3.330%	6.6230	06/15/2169	725,625

	ELECTRIC UTILITIES — 2.1%
250,000	Consolidated Edison, Inc.		0.6500	12/01/23	238,606
820,000	Electricite de France S.A.(a),(b)	USSW10 + 3.709%	5.2500	01/29/49	772,795
350,000	Electricite de France S.A.(b)	USSW10 + 3.709%	5.2500	07/20/2170	329,851
955,000	Electricite de France S.A.(a),(b)	USSW10 + 3.041%	5.6250	07/22/2170	841,231
150,000	FirstEnergy Corporation		2.0500	03/01/25	138,146
265,000	Pennsylvania Electric Company(a)		4.1500	04/15/25	251,957
					2,572,586
	FOOD — 0.4%
500,000	Danone S.A.(a)		2.5890	11/02/23	486,037

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 48.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.8%
1,000,000	Bank of New York Mellon Corporation (The) Series H(b)	H15T5Y + 3.352%	3.7000	03/20/2170	$ 877,921
500,000	Credit Suisse Group A.G.(a),(b)	US0003M + 1.200%	2.9970	12/14/23	485,089
75,000	Goldman Sachs Group, Inc. (The)(b)	SOFRRATE + 0.538%	0.6270	11/17/23	74,808
750,000	Goldman Sachs Group, Inc. (The)		3.3750	12/21/23	722,455
					2,160,273
	LEISURE FACILITIES & SERVICES — 1.6%
1,576,000	Carnival Corporation		7.2000	10/01/23	1,578,644
364,000	Hyatt Hotels Corporation		1.3000	10/01/23	349,730
					1,928,374
	OIL & GAS PRODUCERS — 2.2%
245,000	DCP Midstream Operating, L.P.		3.8750	03/15/23	243,761
401,000	Energy Transfer Operating, L.P.		3.6000	02/01/23	399,316
500,000	Energy Transfer Operating, L.P.		4.2500	03/15/23	497,475
500,000	Eni SpA(a)		4.0000	09/12/23	491,031
1,000,000	Plains All American Pipeline, L.P. / PAA Finance		3.8500	10/15/23	983,006
					2,614,589
	PUBLISHING & BROADCASTING — 0.0%(f)
26,000	Pearson Funding plc(a)		3.2500	05/08/23	25,582

	REAL ESTATE INVESTMENT TRUSTS — 4.4%
500,000	American Tower Corporation		5.0000	02/15/24	497,101
850,000	American Tower Trust #1(a)		3.0700	03/15/23	842,504
100,000	Crown Castle International Corporation		3.1500	07/15/23	98,470
440,000	Office Properties Income Trust		4.2500	05/15/24	399,667
1,960,000	Service Properties Trust		4.6500	03/15/24	1,848,475
1,705,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.6250	06/15/25	1,601,233
					5,287,450
	RETAIL - DISCRETIONARY — 1.2%
1,605,000	Penske Automotive Group, Inc.		3.5000	09/01/25	1,494,161

	SOFTWARE — 0.2%
300,000	Oracle Corporation		2.4000	09/15/23	292,703

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 48.7% (Continued)
	SPECIALTY FINANCE — 4.1%
500,000	AerCap Ireland Capital DAC / AerCap Global		1.1500	10/29/23	$ 473,803
500,000	Ally Financial, Inc.		3.0500	06/05/23	491,728
610,000	Ally Financial, Inc.		1.4500	10/02/23	585,141
210,000	Aviation Capital Group, LLC(a)		3.8750	05/01/23	206,746
545,000	Aviation Capital Group, LLC(a)		4.3750	01/30/24	525,505
1,021,000	Credit Acceptance Corporation(a)		5.1250	12/31/24	960,853
500,000	ILFC E-Capital Trust I(a),(b)	US0003M + 1.550%	5.1150	12/21/65	306,250
1,025,000	OneMain Finance Corporation		6.1250	03/15/24	1,002,941
400,000	SMBC Aviation Capital Finance DAC(a)		4.1250	07/15/23	394,226
					4,947,193
	TELECOMMUNICATIONS — 4.4%
500,000	British Telecommunications plc		4.5000	12/04/23	493,449
750,000	Deutsche Telekom International Finance BV(a)		2.4850	09/19/23	731,298
1,502,000	Sprint Corporation		7.8750	09/15/23	1,529,049
2,650,000	Telecom Italia SpA(a)		5.3030	05/30/24	2,497,625
					5,251,421
	TRANSPORTATION & LOGISTICS — 2.6%
805,530	American Airlines 2013-2 Class A Pass Through Trust Series 2013-2 Class A		4.9500	01/15/23	797,451
992,397	American Airlines 2015-2 Class B Pass Through Trust		4.4000	09/22/23	952,523
1,175,000	Delta Air Lines, Inc.		2.9000	10/28/24	1,112,338
200,000	Penske Truck Leasing Company Lp / PTL Finance(a)		4.1250	08/01/23	197,459
					3,059,771
	TOTAL CORPORATE BONDS (Cost $60,985,243)				58,313,967

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 7.0%
	COMMERCIAL SUPPORT SERVICES — 0.7%
876,858	Aramark Services, Inc.(b)	US0001M + 2.500%	5.6150	04/01/28	867,085

	LEISURE FACILITIES & SERVICES — 1.0%
992,386	Carnival Corporation(b)	US0006M + 3.000%	5.8770	06/30/25	934,083
249,375	Scientific Games Corporation(b)	SOFRRATE + 3.000%	6.4020	04/07/29	246,622
					1,180,705

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 7.0% (Continued)
	RETAIL - DISCRETIONARY — 0.8%
990,000	Great Outdoors Group, LLC(b)	US0001M + 3.750%	6.8650	03/05/28	$ 935,055

	SEMICONDUCTORS — 0.4%
500,000	MKS Instruments, Inc.(b)	TSFR1M + 2.250%	6.3170	04/11/29	490,670

	SOFTWARE — 0.9%
1,243,750	Sunshine Software Merger Sub, Inc.(b)	US0001M + 3.750%	4.2500	09/21/28	1,045,789

	TRANSPORTATION & LOGISTICS — 3.2%
1,000,000	AAdvantage Loyalty IP Ltd.(b)	US0003M + 4.750%	7.4600	03/10/28	991,965
997,500	Air Canada(b)	US0006M + 3.500%	6.4210	07/27/28	975,784
1,972,469	United Airlines, Inc.(b)	US0001M + 3.750%	8.1080	04/14/28	1,930,692
					3,898,441
	TOTAL TERM LOANS (Cost $8,836,560)				8,417,745

	TOTAL INVESTMENTS - 98.5% (Cost $130,479,031)				$ 118,067,507
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.5%				1,782,781
	NET ASSETS - 100.0%				$ 119,850,288

A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
S.A.	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	TSFR1M
TSFR3M	TSFR3M
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
US0006M	ICE LIBOR USD 6 Month
USSW10	USD SWAP SEMI 30/360 10Y

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2022 the total market value of 144A securities is $47,962,370 or 40.0% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at October 31, 2022.
(d)	Interest only securities.
(e)	Zero coupon bond.
(f)	Percentage rounds to less than 0.1%.